Debentures (Tables)	6 Months Ended
Jun. 30, 2026
Debentures [Abstract]
Schedule of Activity Related to the Debentures

The following is a summary of activity related to the debentures:

As of January 1, 2025	42,832
Interest incurred	4,809
Amortization of transaction costs	292
Principal payments	(31,911)
Interest payments	(5,646)
As of December 31, 2025	10,376
Interest incurred	758
Amortization of transaction costs	38
Principal payments	(396)
Interest payments	(7,981)
As of June 30, 2026	2,795